Share based awards	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share based awards	Share based awards
Share Options

On July 21, 2008, the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may grant options to any employee, or any Director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may grant options to any consultant, adviser or Outside Director retained by the Company or any Subsidiary for the purchase of ordinary shares.

On February 14, 2017, both the 2008 Employee Plan and the 2008 Consultants Plan (together the “2008 Option Plans”) were amended and restated in order to increase the number of options that can be issued under the 2008 Consultants Plan from 0.4 million to 1.0 million and to extend the date for options to be granted under the 2008 Option Plans. An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan, as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 1.0 million shares applies. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 0.4 million ordinary shares. There is no individual limit under the 2008 Consultants Plan.

On May 14, 2026, the 2008 Consultants Plan was amended to extend the expiration dates of options that would otherwise expire during periods when the sale of shares is prohibited, for a period equal to 30 open trading days following the reopening of the trading window in accordance with the Share Trading Policy. No options may be granted under the 2008 Option Plans after February 14, 2027.

Each option granted under the 2008 Option Plans will be a nonqualified stock option, or NSO, and not an incentive stock option as described in Section 422 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however, option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.

Share option awards are granted with an exercise price equal to the market price of the Company's shares at date of grant. Share options typically vest over a period of four to five years from date of grant and expire eight years from date of grant. Share options granted to Outside Directors during 2018 vested over 12 months and expire eight years from the date of grant.

Legacy PRA Equity Incentive Plans

The following represent the legacy PRA equity incentive plans, which still have equity outstanding but have been terminated as of July 1, 2021 as to grants of future awards.
Pursuant to the Merger Agreement, effective on July 1, 2021, each outstanding stock option and restricted stock unit under the PRA Plans was assumed by the Company and converted into a stock option or Restricted Share Unit exercisable for or payable in Ordinary Shares based on the ratio of the average trading price per Ordinary Share for the ten days prior to July 1, 2021, and the corresponding value of the merger consideration for each PRA Share. Accordingly, the plans as detailed below were assumed by the Company.
PRA Health Sciences, Inc. 2020 Stock Incentive Plan (the “2020 Plan”), 2018 Stock Incentive Plan (the “2018 Plan”), and 2014 Omnibus Incentive Plan (the “2014 Plan”) were amended and restated and assumed by the Registrant effective as of July 1, 2021.
The 2020 Stock Incentive Plan was approved by the PRA stockholders at their annual meeting on May 18, 2020. The 2020 Plan allowed for the issuance of stock options, stock appreciation rights, restricted shares and restricted stock units, other stock-based awards, and performance compensation awards as permitted by applicable laws. The 2020 Plan authorized the issuance of 2.5 million shares of common stock plus all shares that remained available under the prior plan on May 18, 2020.
The 2018 Stock Incentive Plan was approved by the PRA stockholders at their annual meeting on May 31, 2018. The 2018 Plan allowed for the issuance of stock options, stock appreciation rights, restricted shares and restricted stock units, other stock-based awards, and performance compensation awards as permitted by applicable laws. The 2018 Plan authorized the issuance of 2.0 million shares of common stock plus all shares that remained available under the 2014 Plan on May 31, 2018 (which included shares carried over from the 2013 plan).
On November 23, 2014, the PRA Health Sciences, Inc. Board of Directors approved the formation of the 2014 Plan for key PRA Employees. The 2014 Plan allowed for the issuance of stock options, stock appreciation rights, restricted shares and stock units, other stock-based awards, and performance compensation awards as permitted by applicable laws.
The following table summarizes option activity for the six months ended June 30, 2026:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2025	639,184	$179.12	3.90
Granted	—	—
Exercised	(22,693)	$117.69
Expired	(31,560)	$116.06
Outstanding at June 30, 2026	584,931	$184.91	3.59
Exercisable at June 30, 2026	508,795	$179.86	3.23

The Company issues ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at June 30, 2026 was 508,795. Fully vested share options at June 30, 2026 have an average remaining contractual term of 3.23 years and an average exercise price of $179.86.
Fair value of Stock Options Assumptions

There were no options granted during the six months ended June 30, 2026. The weighted average fair value of options granted during the six months ended June 30, 2025 was calculated using the Black-Scholes option pricing model. The weighted average grant date fair values and assumptions used were as follows:

	Six Months Ended
	June 30, 2026	June 30, 2025
Weighted average grant date fair value	$—	$64.42
Assumptions:
Expected volatility	—	35%
Dividend yield	—	—%
Risk-free interest rate	—	4.00%
Expected life	—	4.4 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units and Performance Share Units

On April 23, 2013, the Company adopted the 2013 Employees Restricted Share Unit Plan (the “2013 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may select any employee, or any Director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan. On May 11, 2015, the 2013 RSU Plan was amended and restated in order to increase the number of shares that can be issued under the RSU Plan by 2.5 million shares. Further, on October 25, 2024, the 2013 RSU Plan was amended and restated effective as of November 6, 2024 in order to increase the number of ordinary shares that can be issued under the 2013 RSU Plan by a further 2.5 million shares. Accordingly, an aggregate of 6.6 million ordinary shares have been reserved for issuance under the 2013 RSU Plan. The shares are awarded at par value and vest over a service period. Awards under the 2013 RSU Plan may be settled in cash or shares at the option of the Company. No awards may be granted under the 2013 RSU Plan after November 6, 2034.

On April 30 2019, the Company approved the 2019 Consultants and Directors Restricted Share Unit Plan (the “2019 Consultants RSU Plan”), which was effective as of May 16, 2019, pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any consultant, adviser or Outside Director retained by the Company, or a Subsidiary to receive an award under the plan. 250,000 ordinary shares have been reserved for issuance under the 2019 Consultants RSU Plan. The awards are at par value and vest over a service period. Awards granted to Outside Directors vest over twelve months. No awards may be granted under the 2019 Consultants RSU Plan after May 16, 2029.

    The following table summarizes RSU and PSU activity for the six months ended June 30, 2026:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2025	16,474	$185.18	1,476,169	$162.53
Granted	—	—	—	—
Shares vested	—	—	(564,191)	$132.81
Cash Settled	—	—	(18,470)	$127.17
Forfeited	(6,177)	$185.18	(64,869)	$180.69
Outstanding at June 30, 2026	10,297	$185.18	828,639	$182.14

The fair value of PSUs vested for the six months ended June 30, 2026 were nil (June 30, 2025: $1.9 million). The fair value of RSUs vested for the six months ended June 30, 2026 totaled $74.9 million (June 30, 2025: $7.1 million). The PSUs vest based on service and specified EPS targets over the periods 2024 - 2026 and 2025 - 2027. Depending on the amount of EPS from 2024 to 2027, up to an additional 47,779 PSUs may also be granted.
Stock compensation expense

Stock compensation expense for the three and six months ended June 30, 2026 and June 30, 2025 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(in thousands)
Direct costs	$12,422	$9,290	$30,718	$14,671
Selling, general and administrative	7,014	6,143	15,700	13,056
Total	$19,436	$15,433	$46,418	$27,727